NET LOSS PER SHARE - Schedule of Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	33,991,696	29,032,947	64,173,945
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	3,895,087	6,379,785	7,271,906
Options to restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	20,046,080	20,217,940	20,430,614
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	3,034,203	479,497	0
Warrants | Preferred share warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	0	0	359,714
Warrants | Ordinary share warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	2,016,326	1,955,725	2,245,126
Redeemable convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	5,000,000	0	33,866,585